Funding Debts	12 Months Ended
Dec. 31, 2020
Funding Debts
Debt Instrument [Line Items]
Funding Debts

10. FUNDING DEBTS

The following table summarizes the Group’s outstanding funding debts as of December 31, 2019 and 2020, respectively:

	As of December 31,
	2019	2020
	(RMB in thousands)
Short-term:
Liabilities to Individual Investors—Juzi Licai	793,356	—
Liabilities to other funding partners	2,962,172	4,685,935
Total short-term funding debts	3,755,528	4,685,935
Long-term:
Liabilities to other funding partners	450,595	825,814
Total long-term funding debts	450,595	825,814

For the years ended December 31, 2018, 2019 and 2020, the following significant activities took place related to the Group’s funding partners:

Liabilities to Individual Investors on Juzi Licai with respect to on-balance sheet loans

The Group finances its on-balance sheet loans using the proceeds from Individual Investors on Juzi Licai by offering various investment programs. As of December 31, 2019, the terms of those programs were all within 24 months with weighted average interest rates of 7.7%. As of December 31, 2019 and 2020, Individual Investors on Juzi Licai funded an aggregate amount of RMB821.4 million and nil in outstanding financing receivables originated by the Group, respectively.

Liabilities to other funding partners

The Group finances its on-balance sheet loans using the proceeds from other funding partners, including the third-party investors of the consolidated Trusts and asset-backed securitized debts, and certain Institutional Funding Partners.

Those liabilities to other funding partners were bearing weighted average interest rates of 9.7% and 9.3% as of December 31, 2019 and December 31, 2020, respectively. As of December 31, 2019 and December 31, 2020, other funding partners funded an aggregate amount of RMB3,005.0 million and RMB5,092.3 million in outstanding financing receivables originated by the Group, respectively. As of December 31, 2019 and December 31, 2020, financing receivables amounting to RMB420.4 million and RMB325.7 million were pledged as collaterals to secure the underlying loans funded by other funding partners, respectively.

Maturities of funding debts

The following table summarizes the contractual maturity dates of the Group’s funding debts and associated interest payments as of December 31, 2020.

	1 - 12 months	13 - 24 months	25 - 36 months	37 - 48 months	49 - 60 months	Total
	(RMB in thousands)
Liabilities to other funding partners	4,685,935	825,814	—	—	—	5,511,749
Total funding debts	4,685,935	825,814	—	—	—	5,511,749
Interest payments(i)	270,186	14,529	—	—	—	284,715
Total interest payments	270,186	14,529	—	—	—	284,715

(i)	Interest payments for funding debts with variable interest rates are calculated using the interest rate as of December 31, 2020.